STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2024
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 21 – STOCKHOLDERS’ EQUITY

Share Issuances

2022 Fiscal Year

On June 13, 2022, the Company issued a total of 1,407,200 shares to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 4,200,000 shares is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $1,688,640 which is measured based on their fair market value on the date of grant.

During the fiscal year ended September 30, 2022, the Company issued a total of 67,563 ordinary shares for the conversion of convertible notes by the holders, details are shown in Note 18.

2023 Fiscal Year

On March 15, 2023, the Company issued a total of 1,580,200 shares to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 4,200,000 shares is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $1,185,150 which is measured based on their fair market value on the date of grant.

On July 26, 2023, the Company issued a total of 1,019,600 shares to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 4,200,000 shares is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $654,583 which is measured based on their fair market value on the date of grant.

During the fiscal year ended September 30, 2023, no convertible holder exercised convertible notes.

2024 Fiscal Year

The Company entered into a Securities Purchase Agreement, dated November 27, 2023, with one institutional investor. Pursuant to the Securities Purchase Agreement, the investor purchased, and the Company issued and sold 3,154,885 ordinary shares of the Company, of no par value (the “Shares”), at an aggregate purchase price of $5 million. On April 29, 2024, the Company successfully issued the Shares, marking the closure of the private placement.

Statutory surplus reserves

Pursuant to Chinese Company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity. The statutory surplus reserve as of September 30, 2024 is $2,302,163.

Wenzhou Weijia has not commenced operation since inception. No appropriation to the statutory surplus reserves.

Zhejiang Zhengkang recorded a net loss for the years ended September 30, 2024 and 2023, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Wenzhou Zhengfeng recorded a net loss for the years ended September 30, 2024 and 2023, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. As of September 30, 2024, the Company has no dividend payable.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totaling $7,470,323 as of September 30, 2024 and 2023.

Non-controlling interests

Non-controlling interests represent the interest of non-controlling shareholders in Zhejiang Zhengkang based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On September 29, 2015, Wenzhou Weijia acquired 99% equity percentage of Zhejiang Zhengkang from 5 individual shareholders: HUANG Jian Cong, WANG Ming Jie, WANG Guo Lin, WANG Jian Di and WANG Yang Ming. After that, Zhejiang Zhengkang’s equity interest is 99% held by Wenzhou Weijia and 1% held by HUANG Jian Cong as of the year end. The non-controlling interest in Zhejiang Zhengkang was 1% as of September 30, 2024 and 2023. The non-controlling interest in ZK Uganda was 20% as of September 30, 2024. The non-controlling interest in xSigma Corporation was 49% as of September 30, 2024. The non-controlling interest in Suona was 1% as of September 30, 2024.